Deferred Finance Charges, Net, detail (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Deferred Costs
Deferred Finance Costs, Noncurrent, Net , Beginning balance	$ 5,347	$ 6,467
Additions	2,726	132
Amortization expense	(1,472)	(1,252)
Deferred Finance Costs, Noncurrent, Net , Closing balance	$ 6,601	$ 5,347